NOTE 11 - STOCKHOLDERS EQUITY - Deferred Stock Compensation (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferred Compensation Equity	$ 2,165,450	$ 2,165,450
[custom:StockIssuedDuringPeriodValueIssuedForDeferredCompensation]
[custom:VestingOfDeferredStockBasedCompensation]	94,150	94,150
Deferred Compensation, Share-Based Payments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodValueIssuedForDeferredCompensation]	2,259,600	$ 2,259,600
[custom:VestingOfDeferredStockBasedCompensation]	$ 94,150